Accounts Receivable, net - Analysis of expected credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
IFRS Statement [Line Items]
Carrying amount of accounts receivable	$ 243,626	$ 164,943
Loss allowance for lifetime expected credit	0	0
No Past Due [Member]
IFRS Statement [Line Items]
Carrying amount of accounts receivable	$ 243,208	$ 162,765
Weighted average loss rate	0.00%	0.00%
Loss allowance for lifetime expected credit	$ 0	$ 0
Past due within 30 days [Member]
IFRS Statement [Line Items]
Carrying amount of accounts receivable	$ 36	1,685
Weighted average loss rate	0.00%
Loss allowance for lifetime expected credit	$ 0	$ 0
Past due within 30 days [Member] | Bottom of range [member]
IFRS Statement [Line Items]
Weighted average loss rate		0.00%
Past due within 30 days [Member] | Top of range [member]
IFRS Statement [Line Items]
Weighted average loss rate		0.25%
Past due 31-60 days [Member]
IFRS Statement [Line Items]
Carrying amount of accounts receivable	$ 382	$ 474
Weighted average loss rate	0.00%
Loss allowance for lifetime expected credit	$ 0	$ 0
Past due 31-60 days [Member] | Bottom of range [member]
IFRS Statement [Line Items]
Weighted average loss rate		0.00%
Past due 31-60 days [Member] | Top of range [member]
IFRS Statement [Line Items]
Weighted average loss rate		4.16%
Past due 61-90 days [Member]
IFRS Statement [Line Items]
Carrying amount of accounts receivable	$ 0	$ 0
Weighted average loss rate	0.00%
Loss allowance for lifetime expected credit	$ 0	$ 0
Past due 61-90 days [Member] | Bottom of range [member]
IFRS Statement [Line Items]
Weighted average loss rate		0.00%
Past due 61-90 days [Member] | Top of range [member]
IFRS Statement [Line Items]
Weighted average loss rate		4.17%
Past due 91-120 days [Member]
IFRS Statement [Line Items]
Carrying amount of accounts receivable	0	$ 19
Loss allowance for lifetime expected credit	$ 0	$ 0
Past due 91-120 days [Member] | Bottom of range [member]
IFRS Statement [Line Items]
Weighted average loss rate	0.00%	0.00%
Past due 91-120 days [Member] | Top of range [member]
IFRS Statement [Line Items]
Weighted average loss rate	6.32%	20.40%
Past due over 121 days [Member]
IFRS Statement [Line Items]
Carrying amount of accounts receivable	$ 0	$ 0
Weighted average loss rate	100.00%	100.00%
Loss allowance for lifetime expected credit	$ 0	$ 0